EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP GROWTH FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectus dated May 1, 2007

1. The following replaces the first sentence of the first paragraph under “Class I” and under “Choosing a Share Class - Class I shares” in “Purchasing Shares”:

Class I are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.

2. The following replaces the last sentence of the first paragraph under “Class I” in “Purchasing Shares”:

The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of the Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

3. The following replaces the first sentence of the last paragraph under “Reducing or Eliminating Class A Sales Charges” in “Sales Charges”:

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform.

4. The following replaces the first paragraph under “Information about the Funds” in “Shareholder Account Features”:

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days (60 days in the case of Small-Cap Value Fund, Small-Cap Growth Fund and Special Equities Fund) after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

5. For Balanced Fund only: The following replaces the Annual Fund Operating Expenses table and Example under “Fund Summary”:

Expenses of the Fund. The table describes the expenses that you may pay if you buy and hold shares.

Annual Fund Operating Expenses for								Net Annual Fund
Balanced Fund (expenses that are		Management	Distribution and	Other	Acquired Fund	Total Annual Fund		Operating Expenses
deducted from Fund and Portfolio assets)		Fees**	Service (12b-1) Fees	Expenses	Fees and Expenses	Operating Expenses	Less Fee Waiver**	(Net Fee Reduction)

Balanced Fund	Class A shares	0.10%	0.25%	0.203%	0.677%*	1.23%	(0.05)%	1.18%
	Class B shares	0.10%	1.00%	0.203%	0.677%*	1.98%	(0.05)%	1.93%
	Class C shares	0.10%	1.00%	0.203%	0.677%*	1.98%	(0.05)%	1.93%

*Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount advisory fees were 0.57% . Such fee amount reflects a reduction in the investment advisory fee of Investment Grade Income Portfolio pursuant to a fee reduction agreement effective October 22, 2007.

**The maximum administrative services fee rate is 0.10% annually. The administrator has contractually agreed to reduce its administrative services fee to the extent the combined advisory and administrative service fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007. Such contractual fee reduction cannot be terminated or decreased without the approval of the Board of Trustees and shareholders and is intended to continue indefinitely.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Balanced Fund*	Class A shares	$689	$ 931	$1,192	$1,935
	Class B shares**	$697	$1,009	$1,247	$2,070
	Class C shares	$297	$ 609	$1,047	$2,264

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Balanced Fund*	Class A shares	$689	$931	$1,192	$1,935
	Class B shares**	$197	$609	$1,047	$2,070
	Class C shares	$197	$609	$1,047	$2,264

*The example reflects the fee waiver for the one-year period and the first year of the three-, five- and ten--year periods.

**Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

6. The following is inserted after the second sentence of the second paragraph under “Management” in “Management and Organization”:

Effective October 22, 2007, Balanced Fund is authorized to pay Eaton Vance an administrative fee of 0.10% annually of average daily net assets. Eaton Vance has agreed to reduce such fee to the extent Balanced Fund’s combined advisory and administrative services fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007.

7. The following is inserted after the second sentence under “Capital Growth Portfolio and Investment Grade Income Portfolio” in “Management and Organization”:

BMR has contractually agreed to reduce its advisory fee for Investment Grade Income Portfolio to 0.45% annually on average daily net assets of less than $1 billion and to further reduce its advisory fee on average daily net assets of $1 billion or more. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder approval, was effective October 22, 2007.

November 1, 2007	COMBEQPS

EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP GROWTH FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
Supplement to
Statement of Additional Information dated May 1, 2007

1. The following is added to “Disclosure of Portfolio Holdings and Related Information” under “Performance”:

  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Fixed-Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

2. For Balanced Fund only: The following replaces the first sentence of the second paragraph of “Investment Advisory Services” under “Investment Advisory and Administrative Services”:

For a description of the compensation that Capital Growth Portfolio, Large-Cap Value Portfolio and Special Equities Portfolio pay the investment adviser, see the prospectus. Investment Grade Income Portfolio’s Board of Trustees has agreed to accept a reduction of the advisory fee which cannot be terminated or modified without Trustee and shareholder approval. For a description of the compensation that Investment Grade Income Portfolio pays the investment adviser on average daily net assets up to $1 billion, see the prospectus. On average daily net assets of $1 billion and over, the annual fee is reduced and the advisory fee is computed as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
over $5 billion	0.405%

November 1, 2007

EATON VANCE INVESTMENT GRADE INCOME FUND Supplement to Prospectus dated May 1, 2007

1. The following replaces the Annual Fund Operating Expenses table and Example under “Fund Summary":

Expenses of the Fund. The table describes the expenses that you may pay if you buy and hold shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

Management Fees*	0.450%
Other Expenses**	0.350%
Total Annual Fund Operating Expenses	0.800%
Less Expense Reimbursement***	(0.100)%
Net Annual Fund Operating Expenses	0.700%

*Reflects a reduction in the investment advisory fee of Investment Grade Income Portfolio pursuant to a fee reduction agreement effective October 22, 2007.

**Other Expenses is estimated.

***Eaton Vance has agreed to limit Total Annual Fund Operating Expenses to 0.70% of average daily net assets annually. The expense limitation will continue until April 30, 2008. Thereafter, the limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment by the Administrator.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I Shares*	$72	$245

*The Example reflects the expense reimbursement for the one-year period and the first year of the three-year period.

2. The following is inserted after the second sentence of the second paragraph under "Management and Organization":

BMR has contractually agreed to reduce its advisory fee to 0.45% annually on average daily net assets of less than $1 billion and to further reduce its advisory fee on average daily net assets of $1 billion or more. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder approval, was effective October 22, 2007.

3. The following sentences replace the first and last sentences, respectively, of the first paragraph under “Purchasing Shares”:

Class I are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.

The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of the Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

4. The following replaces the first paragraph under “Information about the Fund” in “Shareholder Account Features”:

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

November 1, 2007	IIGIFPS

EATON VANCE INVESTMENT GRADE INCOME FUND
Supplement to
Statement of Additional Information dated May 1, 2007

1. The following is added to “Disclosure of Portfolio Holdings and Related Information” under “Performance”:

  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Fixed-Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

2. The following replaces the first sentence of the second paragraph of “Investment Advisory Services” under “Investment Advisory and Administrative Services”:

The Portfolio’s board of Trustees has agreed to accept a reduction of the advisory fee which cannot be terminated or modified without Trustee and shareholder approval. For a description of the compensation that the Portfolio pays the investment adviser on average daily net assets up to $1 billion, see the prospectus. On average daily net assets of $1 billion and over, the annual fee is reduced and the advisory fee is computed as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
over $5 billion	0.405%

November 1, 2007